Income taxes	12 Months Ended
Dec. 31, 2017
Income taxes [Abstract]
Income taxes
14.	Income taxes

(a)	Corporate income tax (“CIT”)

Under the current law of the Cayman Islands, the Company is not subject to income tax.

The Company’s PRC subsidiaries are subject to income tax at the statutory rate of 25% in accordance to the PRC corporate income tax laws and regulations. Further, under the same tax laws and regulations, dividends paid by PRC enterprises out of profits earned post-2007 to non-PRC tax resident investors are subject to PRC dividend withholding tax of 10%. A lower withholding tax rate may be applied based on applicable tax treaty with certain jurisdictions.

The Company’s HK subsidiaries are subject to income tax at the statutory rate of 16.5% in accordance to the HK profits tax laws and regulations. The Company did not make any provisions for Hong Kong Profits Tax as there were no assessable profits arising in or derived from Hong Kong for any of the periods presented. Under the Hong Kong tax law, the Company’s HK subsidiaries are exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

The Company’s US subsidiaries are subject to income tax at the effective rate of approximately 30% in accordance with US corporate income tax laws and regulations. The change of effective tax rate from prior year is impacted by the Tax Cuts and Jobs Act enacted on December 22, 2017.

The Company’s Malaysian subsidiaries are subject to income tax at the statutory rate of 25% in accordance with Malaysia corporate income tax laws and regulations.

There is no provision for income taxes for the Company’s Malaysian subsidiaries because these subsidiaries were in a cumulative loss positions for all the periods presented.

Income/(loss) before income tax expenses consists of:

	Year ended December 31,
	2015	2016	2017
	US$	US$	US$
PRC	154,833,605	211,620,233	275,898,007
Non PRC	(35,840,702)	(45,909,678)	(82,669,476)

Total	118,992,903	165,710,555	193,228,531

Income tax expenses for the years ended December 31, 2015, 2016 and 2017 are summarized as follows:

	Year ended December 31,
	2015	2016	2017
	US$	US$	US$
Current:
CIT tax expense	48,523,618	70,285,607	103,302,037
Land Appreciation Tax (“LAT”) expense	23,223,407	33,254,340	40,203,748
Deferred tax benefit	(19,235,707)	(17,292,072)	(30,388,659)

Income tax expense	52,511,318	86,247,875	113,117,126

The Group’s income tax expense differs from the tax expense computed by applying the PRC statutory CIT rate of 25% for the years ended December 31, 2015, 2016 and 2017, are as follows:

	Year ended December 31,
	2015	2016	2017
	US$	US$	US$
CIT at rate of 25%	29,748,226	41,427,639	48,307,133
Tax effect of non-deductible expenses	2,028,153	7,425,406	3,641,665
Unrecognized tax benefits	(6,354,200)	(1,949,726)	-
LAT expense	23,223,407	33,254,340	40,203,748
CIT benefit of LAT	(5,805,852)	(8,313,585)	(10,050,937)
Changes in valuation allowance	4,274,501	(1,161,335)	3,180,741
International rate differences	6,075,360	17,814,114	10,149,331
Dividend and interest withholding taxes	3,675,156	-	18,877,500
Adjustment of estimated income tax accruals	(4,412,050)	(1,979,380)	(954,552)
Others	58,617	(269,598)	(237,503)

Actual income tax expense	52,511,318	86,247,875	113,117,126

(b)	Unrecognized tax benefit

The following table summarizes the activities related to the Group’s unrecognized tax benefits:

	2015	2016	2017
	US$	US$	US$
Balance at January 1	14,005,004	17,842,283	20,491,988
Additions for tax positions of current year	11,592,738	5,549,004	10,813,497
Movement in current year due to foreign exchange rate fluctuation	(313,640)	(68,926)	2,001
Reductions for tax positions of prior years	(3,669,272)	(880,647)	(76,110)
Lapse of statute of limitations	(3,772,547)	(1,949,726)	-

Balance at December 31	17,842,283	20,491,988	31,231,376

The movement in the liability for unrecognized tax benefits of US$11,592,738 in 2015 was due to deemed interest income from subsidiaries of the Company during the year. The movement in the liability for unrecognized tax benefits of US$313,640 was due to the fluctuation of US$/RMB exchange rate, and therefore was recorded as other comprehensive income arising from the foreign currency translation. The remaining change of US$3,772,547 was recognized as a reduction of unrecognized tax benefits mainly due to the expiration of the statute of limitations period, and the amount of US$3,669,272 was recognized due to the availability for taxation deductions in 2015.

The movement in the liability for unrecognized tax benefits of US$5,549,004 in 2016 was due to deemed interest income from subsidiaries of the Company during the year. The movement in the liability for unrecognized tax benefits of US$68,926 was due to the fluctuation of US$/RMB exchange rate, and therefore was recorded as other comprehensive income arising from the foreign currency translation. The remaining change of US$1,949,726 was recognized as a reduction of unrecognized tax benefits mainly due to the expiration of the statute of limitations period, and the amount of US$880,647 was recognized due to the availability for taxation deductions in 2016.

The current year movement in the liability for unrecognized tax benefits of US$10,813,497 in 2017 was due to deemed interest income from subsidiaries of the Company during the year. The movement in the liability for unrecognized tax losses of US$ 2,001 was due to the fluctuation of US$/RMB exchange rate, and therefore was recorded as other comprehensive income arising from the foreign currency translation. The remaining change of US$ 76,110 was recognized due to the availability for taxation deductions in 2017.

As of December 31, 2016 and 2017, unrecognized tax benefits of nil and nil, respectively, if ultimately recognized, will impact the effective tax rate. The Group anticipates new unrecognized tax benefits, related to tax positions similar to those giving rise to its existing unrecognized tax benefits, to originate after December 31, 2017. It is possible that the amount of uncertain tax positions will change in the next twelve months, however, an estimate of the range of the possible outcomes cannot be made at this time.

The PRC income tax returns for fiscal year 2012 through fiscal year 2017 remain open to potential examination. In addition, local tax authorities may exercise broad discretion in applying the tax law, thus potentially exposing the PRC subsidiaries to audits of tax years outside the general statute of limitations.

It is the Group’s continuing practice to recognize late payment interests and penalties related to uncertain tax positions in interest expenses and other expenses, respectively. For the years ended December 31, 2015, 2016 and 2017, no late payment interests and penalties have been recognized under ASC 740-10.

(c)	LAT

LAT is applicable at progressive tax rates ranging from 30% to 60% on the appreciation of land values, with an exemption provided for the sales of ordinary residential properties if the appreciation values do not exceed certain thresholds specified in the relevant tax laws.

For all periods presented, the Group has made provision for LAT with respect to properties sold up to the respective reporting date in accordance with the requirements set forth in the relevant PRC tax laws and regulations.

(d)	Deferred tax

The Group adopted ASU 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes on January 1, 2017, and as a result, the Company reclassified deferred tax assets and liabilities previously presented as current to noncurrent as of December 31, 2016. The tax effects of temporary differences that give rise to the Group’s deferred tax assets and liabilities as of December 31, 2016 and 2017 are as follows:

	December 31, 2016	December 31, 2017
	US$	US$
Deferred tax assets:
Tax loss carried forward	24,163,474	41,367,888
Accruals and provisions	15,756,338	46,491,643
Capitalized expenses	4,667,343	11,992,000
Revenue recognition of real estate lease income on a straight-line basis	9,132,603	11,285,190
Deemed interest income	20,417,879	31,231,375
Valuation allowance	(2,913,798)	(6,706,131)
Others	74,109	12,843

Total deferred tax assets	71,297,948	135,674,808

Deferred tax liabilities:
Revenue recognition based on percentage of completion	(57,670,568)	(76,968,132)
Real estate properties accelerated cost deduction	(794,822)	(1,274,068)
Taxable temporary differences arising from asset acquisitions	(42,703,964)	(107,224,810)
Dividend and interest withholding taxes	(13,500,239)	(32,377,738)
Others	(45,533)	(27,508)

Total deferred tax liabilities	(114,715,126)	(217,872,256)

Certain of the Company’s PRC subsidiaries have PRC tax net operating loss carry forwards of US$153.9 million (2016: US$96.6 million) which will expire in one to five years, if unutilized. Losses incurred in the U.S. amounting to US$9.1 million (2016: US$1.8 million) can be carried forward for 20 years.

During 2016 and 2017, the Company has considered its operational funding needs, future development initiatives and its dividend distribution plan and is permanently reinvesting all but US$482.6 million and US$566.1 million (including US$393.9 million that may be remitted on a tax-free basis that is within the parent company’s control and presently available) of its PRC subsidiaries earnings as at December 31, 2016 and 2017 respectively. Accordingly, the Company accrued deferred income tax liabilities of US$13.5 million and US$21.9 million for the withholding tax liability associated with the distribution of retained earnings that are not permanently reinvested as at December 31, 2016 and 2017, respectively. As of December 2016 and 2017, the total amount of undistributed earnings from the Company’s PRC subsidiaries that are considered to be permanently reinvested were US$407.7 million and US$547.0 million, and the related unrecognized deferred tax liabilities were approximately US$40.8 million and US$54.7 million, respectively. The Company’s remaining subsidiaries do not have retained earnings for all the periods presented.

In assessing the ability to realize the deferred tax assets, the Group has considered whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Accordingly, the Group recorded valuation allowance amounting US$2,913,798 and US$ 6,706,131 as of December 31, 2016 and 2017, respectively.